UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment (  ); Amendment Number: ______________

This Amendment (Check only one.):  (  ) is a restatement.
                                   (  ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       TIFF Advisory Services, Inc.
            ---------------------------------------------------
Address:    Four Tower Bridge, 200 Barr Harbor Drive, Suite 100
            ---------------------------------------------------
            West Conshohocken, PA 19428
            ---------------------------------------------------

Form 13F File Number: 028-11995

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Christian A. Szautner
         ------------------------------------------------------
Title:   Chief Compliance Officer, TIFF Advisory Services, Inc.
         ------------------------------------------------------
Phone:   610-684-8017
         ------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Christian A. Szautner       West Conshohocken, PA      February 3, 2012
-------------------------       ---------------------      ----------------
(Signature)                     (City, State)              (Date)

Report Type (Check only one.):

( ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

( ) 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

(X) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number      Name

28-05508                  Aronson+Johnson+Ortiz LP

28-04097                  Shapiro Capital Management LLC

28-11450                  Mondrian Investment Partners Limited

28-03743                  Marathon Asset Management, LLP

28-04557                  Wellington Management Company, LLP

28-13826                  Brookfield Investment Management Inc.

28-01399                  Southeastern Asset Management, Inc.


                                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
                                           -
Form 13F Information Table Entry Total:    4
                                           -
Form 13F Information Table Value Total (in thousands):    $49,194
                                                          -------

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
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         ITEM 1:            ITEM 2:       ITEM 3:   ITEM 4:      ITEM 5:             ITEM 6:         ITEM 7:       ITEM 8:
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                                                    MARKET
                                                    VALUE
                                                     (IN        SHARES OR
NAME OF ISSUER          TITLE OF CLASS  CUSIP     THOUSANDS)  PRINCIPAL AMT. INVESTMENT DISCRETION  MANAGERS    VOTING AUTH.
--------------          --------------  -----     ----------  -------------- ---------------------  --------    ------------
-------------------------------------------------------------------------------------------------------------------------------
                                                                             (A)     (B)    (C)             (A)    (B)     (C)
                                                                             SOLE  SHARED  SHARED           SOLE  SHARED   NONE
                                                                             ----  DEFINED OTHER            ----  ------   ----
                                                                                   ------- ------
-------------------------------------------------------------------------------------------------------------------------------
VANGUARD INTERNATIONAL  FTSE All-World  922042775       3,965   100,000 SH    X                            100,000
EQUITY INDEX FUNDS      ex-US ETF
-------------------------------------------------------------------------------------------------------------------------------
VANGUARD INTERNATIONAL  MSCI Emerging
EQUITY INDEX FUNDS      Markets ETF     922042858      33,243   870,000 SH    X                            870,000
-------------------------------------------------------------------------------------------------------------------------------
VANGUARD INTERNATIONAL  MSCI Emerging   922042858       9,744   255,000 SH            X                                 255,000
EQUITY INDEX FUNDS      Markets ETF
-------------------------------------------------------------------------------------------------------------------------------
iSHARES TRUST           MSCI Emerging   464287234       2,242    59,100 SH            X                                  59,100
                        Markets Index
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